OPPENHEIMER HIGH YIELD FUND
           Supplement dated February 1, 1999 to the
               Prospectus dated October 27, 1998

The Prospectus is changed as follows:

1. The third sentence of the paragraph entitled "Who Manages the Fund?" in the section entitled "A Brief Overview of the Fund" on page 6 is modified to read as follows: "The Fund's portfolio managers are David Negri and Thomas Reedy."

2. The paragraph entitled "Portfolio Manager" in the section entitled "How the Fund is Managed" on page 22 is modified to read as follows:

    The Portfolio Managers of the Fund are David Negri and Thomas Reedy. They are the persons principally responsible for the day-to-day management of the Fund's investments, and each is a Vice President of the Fund. Mr. Negri is a Senior Vice President of the Manager. Mr. Reedy is a Vice President of the Manager. Mr. Negri and Mr. Reedy have been portfolio managers of the Fund since October 1998. Each is an officer and portfolio manager of other Oppenheimer funds and have been with the Manager for more than five years.



February 1, 1999                                                   PS0280.017

                           OPPENHEIMER HIGH YIELD FUND
                   Supplement dated February 1, 1999 to the
          Statement of Additional Information dated October 27, 1998


The Statement of Additional Information is changed as follows:

1. The biographical information about Ralph Stellmacher in the paragraph entitled "Trustees and Officers of the Fund" in the section entitled "How the Fund is Managed" on page 25 is replaced with the following:

David P. Negri, Vice President and Portfolio Manager; Age: 44
Two World Trade Center, 34th Floor, New York, New York 10048-0203
Senior Vice President of the Manager; an officer of other Oppenheimer funds.

Thomas P. Reedy, Vice President and Portfolio Manager; Age: 36 Two World Trade Center, 34th Floor, New York, New York 10048-0203 Vice President of the Manager (since June 1993); an officer of other Oppenheimer funds; formerly a Securities Analyst for the Manager.



February 1, 1999                                              PX0280.006